Income Taxes Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
A summary of the components giving rise to the income tax expense (benefit) for the periods ended December 31, 2012 and 2011 is as follows:

	2012	2011
Current income tax expense:
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred income tax provision (benefit):
Federal	$(2,905,000)	$(2,857,000)
State	(564,000)	(555,000)
Foreign	(51,000)	48,000
Total deferred tax	(3,520,000)	(3,364,000)
Less increase in allowance	3,520,000	3,364,000
Net deferred tax	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Individual components giving rise to the deferred tax asset are as follows:	2012	2011
Future tax benefit arising from net operating loss carry forwards	21,100,000	$17,748,000
Future tax benefit arising from available tax credits	1,373,000	1,373,000
Future tax benefit arising from options/warrants issued for Services	1,210,000	1,029,000
Other	222,000	225,000
Total future tax benefit	23,905,000	20,375,000
Less valuation allowance	(23,905,000)	(20,375,000)
Net deferred tax	$-	$-

Schedule Of Components Of Pre Tax Net Loss [Table Text Block]

The components of pretax net loss are as follows:	2012	2011
United States	$(8,553,281)	$(8,309,197)
Foreign	-	(2,693)
	$(8,553,281)	$(8,311,890)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the United States statutory federal income rate and the effective income tax rate in the accompanying Consolidated Statements of Operations for the periods ended December 31, 2012 and 2011 is as follows:

	2012	2011
Statutory U.S. federal income tax rate	(34.0)%	(34.0)%
Prior period adjustments	0.0%	0.00%
State taxes, net	(6.6)%	(6.7)%
Foreign currency fluctuation	(0.6)%	0.6%
U.S. tax credits	0.0%	0.0%
Revaluation of Derivatives	(0.1)%	(0.5)%
(Other	0.1%	0.1%
Change in valuation allowance	41.1%	40.5%
Effective income tax rate	0.0%	0.0%